Document and Entity Information	Dec. 01, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 01, 2025
Entity Registrant Name	CRH public LTD co
Entity Incorporation State Country Code	L2
Entity File Number	001-32846
Entity Tax Identification Number	98-0366809
Entity Address Address Line 1	Stonemason’s Way
Entity Address Address Line 2	Rathfarnham
Entity Address City Or Town	Dublin 16
Entity Address Postal Zip Code	D16 KH51
Entity Address Country	IE
Country Region	+353
City Area Code	1
Local Phone Number	404 1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000849395
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares of €0.32 each
Trading Symbol	CRH
Security Exchange Name	NYSE
Five Point Two% Guaranteed Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.200% Guaranteed Notes due 2029
Trading Symbol	CRH/29
Security Exchange Name	NYSE
Five Point One Two Five% Guaranteed Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.125% Guaranteed Notes due 2030
Trading Symbol	CRH/30
Security Exchange Name	NYSE
Four Point Four% Guaranteed Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.400% Guaranteed Notes due 2031
Trading Symbol	CRH/31
Security Exchange Name	NYSE
Six Point Four% Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.400% Notes due 2033
Trading Symbol	CRH/33A
Security Exchange Name	NYSE
Five Point Four% Guaranteed Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.400% Guaranteed Notes due 2034
Trading Symbol	CRH/34
Security Exchange Name	NYSE
Five Point Five% Guaranteed Notes Due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.500% Guaranteed Notes due 2035
Trading Symbol	CRH/35
Security Exchange Name	NYSE
Five% Guaranteed Notes Due 2036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.000% Guaranteed Notes due 2036
Trading Symbol	CRH/36
Security Exchange Name	NYSE
Five Point Eight Seven Five% Guaranteed Notes Due 2055 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Guaranteed Notes due 2055
Trading Symbol	CRH/55
Security Exchange Name	NYSE
Five Point Six% Guaranteed Notes Due 2056 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.600% Guaranteed Notes due 2056
Trading Symbol	CRH/56
Security Exchange Name	NYSE